Income Tax Expense	6 Months Ended
Jun. 30, 2025
Income Tax Expense
Income Tax Expense

Note 19 - Income Tax Expense

Income tax expense for the periods ended June 30, 2025 and 2024 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Current income tax expense	$31.4	$44.4	$82.1	$66.5
Deferred income tax expense	37.2	50.9	46.3	56.3
Income tax expense	$68.6	$95.3	$128.4	$122.8

Canada Revenue Agency Audit:

The Company is undergoing an audit by the Canada Revenue Agency of its 2013-2021 taxation years, as referenced in Note 25 (b).